Issued Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Issued Capital
19.	Issued Capital

		December 31	December 31

(in thousands)	Note	2019	2018

Issued capital

Share capital issued and outstanding: 447,771,433 common shares (December 31, 2018: 444,336,361 common shares)	19.1	$3,599,203	$3,516,437

19.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at December 31, 2019, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2018 to December 31, 2019 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2018	442,724,309

Share purchase options exercised 1	46,800	Cdn$24.28

Restricted share units released 1	104,178	$0.00

Dividend reinvestment plan 2	1,461,074	US$18.28

At December 31, 2018	444,336,361

Share purchase options exercised 1	2,039,735	Cdn$25.79

Restricted share units released 1	133,670	$0.00

Dividend reinvestment plan 2	1,261,667	US$24.31

At December 31, 2019	447,771,433

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 3%.

19.2.	Dividends Declared

	Years Ended December 31
(in thousands, except per share amounts)	2019		2018

Dividends declared per share	$0.36		$0.36
Average number of shares eligible for dividend	446,267		443,386

Total dividends paid	$160,656		$159,619

Paid as follows:
Cash	$129,986	81%	$132,915	83%
DRIP 1	30,670	19%	26,704	17%

Total dividends paid	$160,656	100%	$159,619	100%

Shares issued under the DRIP	1,262		1,461

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at December 31, 2019, cumulative dividends of $1,078 million have been declared and paid by the Company.